4A. ACQUISITION OF DOLPHIN FILMS, INC. (Details 1) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015
Revenues:
Production	$ 532,866	$ 0		$ 9,367,222	$ 3,031,073
Total revenue	532,866	17,278		9,395,625	3,100,834
Expenses:
Direct costs	500,526	2,282		10,661,241	2,587,257
Selling, general and administrative	192,409	268,000		1,245,689	1,845,088
Legal and professional	375,269	344,735		2,405,754	2,392,556
Payroll	336,354	387,446		1,462,589	1,435,765
Loss before other income (expense)	(871,692)	(985,185)		(17,702,264)	(5,373,132)
Other Income/(Expense)
Other income	0	9,660		9,660	96,302
Interest expense	(452,137)	(1,281,965)		(4,241,841)	(3,559,532)
Net loss	4,961,788	(3,448,848)		(37,189,679)	(8,836,362)
Net Income attributable to non- controlling interest					17,440
Net loss attributable to Dolphin Films, Inc.				0	(4,786,341)
Net Loss attributable to Dolphin Digital Media, Inc.					(4,067,461)
Net loss	$ 4,961,788	$ (3,448,848)	$ (8,836,362)	$ (37,189,679)	$ (8,836,362)
Basic and Diluted Loss per Share				$ (4.83)	$ (2.16)
Weighted average number of shares used in share calculation				8,778,193	4,094,618
Dolphin Digital Media, Inc
Revenues:
Production					$ 2,929,518
Membership					69,761
Total revenue					2,999,279
Expenses:
Direct costs					2,290,645
Impairment of deferred production costs					0
Selling, general and administrative					2,478,794
Legal and professional					0
Payroll					1,435,765
Loss before other income (expense)					(3,205,925)
Other Income/(Expense)
Other income					96,302
Interest expense					(940,398)
Net loss					(4,050,021)
Net Income attributable to non- controlling interest					17,440
Net loss attributable to Dolphin Films, Inc.					0
Net Loss attributable to Dolphin Digital Media, Inc.					(4,067,461)
Net loss					$ (4,050,021)
Basic and Diluted Loss per Share					$ (0.99)
Weighted average number of shares used in share calculation					4,094,618
Dolphin Films, Inc. (unaudited)
Revenues:
Production					$ 101,555
Membership					0
Total revenue					101,555
Expenses:
Direct costs					296,612
Impairment of deferred production costs					213,300
Selling, general and administrative					341,772
Legal and professional					1,417,078
Payroll					0
Loss before other income (expense)					(2,167,207)
Other Income/(Expense)
Other income					0
Interest expense					(2,619,134)
Net loss					(4,786,341)
Net Income attributable to non- controlling interest					0
Net loss attributable to Dolphin Films, Inc.					(4,786,341)
Net Loss attributable to Dolphin Digital Media, Inc.					0
Net loss					(4,786,341)
Acquisition Adjustments
Expenses:
Selling, general and administrative					(975,478)
Legal and professional					975,478
Other Income/(Expense)
Net loss					$ 0